Note 16 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of reconciliation of income tax expense [text block]
(thousands of Canadian dollars)
	2024	2023

Income before income taxes	$54,793	$57,645
Income tax rate	27%	27%

Expected income tax provision	14,794	15,564

Tax rate differential on international operations	(426)	(569)
Reversal of previously recongized deferred tax asset	1,671	-
Unrecognized deferred tax asset	-	136
Effect of changes in tax rates	(89)	-
Other permanent differences	(174)	352
Adjustments for prior years	(731)	-

Income taxes	$15,045	$15,483

Disclosure of major components of income tax expense [text block]
(thousands of Canadian dollars)
	2024	2023

Current income taxes	$12,328	$17,468
Deferred income taxes	2,717	(1,985)
Income taxes	$15,045	$15,483

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
(thousands of Canadian dollars)
		Recognized
	November 1,	in net	October 31,
	2023	income	2024

Allowance for credit losses	$666	$(35)	$631
Loss carry forwards	1,625	(66)	1,559
Share issue and financing costs	446	(429)	17
Deferred loan fees	818	(119)	699
Property and equipment and right-of-use assets	580	(22)	558
Other	1,790	(1,745)	45
Total deferred tax assets	5,925	(2,416)	3,509

Intangibles assets	598	(95)	503
Deposit commissions	1,823	72	1,895
Property and equipment and right-of-use assets	133	(85)	48
Other	44	410	454
Total deferred tax liabilities	2,598	302	2,900
Net deferred income tax assets	$3,327	$(2,718)	$609
(thousands of Canadian dollars)
		Recognized
	November 1,	in net	October 31,
	2022	income	2023

Allowance for credit losses	$508	$158	$666
Loss carry forwards	-	1,625	1,625
Share issue and financing costs	909	(463)	446
Deferred loan fees	658	160	818
Property and equipment and right-of-use assets	560	20	580
Other	892	898	1,790
Total deferred tax assets	3,527	2,398	5,925

Intangibles assets	786	(188)	598
Deposit commissions	1,227	596	1,823
Property and equipment and right-of-use assets	128	5	133
Other	44	-	44
Total deferred tax liabilities	2,185	413	2,598
Net deferred income tax assets	$1,342	$1,985	$3,327
(thousands of Canadian dollars)
	2024	2023

Deferred tax assets	$750	$4,058
Deferred tax liabilities	(141)	(731)
Net deferred income tax assets	$609	$3,327